Basic and Diluted Net Loss per Share - Schedule of Share Equivalent Excluded from Computation of Diluted Net Loss per Ordinary Share (Details) - shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average		12,642,574
Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average	11,288,731	9,911,869
Restricted shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average		10,569,386